Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income:
Foreign exchange gains (losses)—net	¥ (636,227)	¥ 153,959	¥ (296,487)
Trading account losses—net	(650,573)	32,262	(703,913)
Expense:
Operating expenses	3,625,900	3,242,600	2,918,800
Income before income tax expense	2,509,495	1,795,576	1,878,226
Income tax expense	625,591	527,938	500,657
Net income before attribution of noncontrolling interests	1,883,904	1,267,638	1,377,569
MUFG:
Income:
Foreign exchange gains (losses)—net	(153)	(2,700)	451
Trading account losses—net	(17,045)	(50,367)	(40,379)
Other income	15,472	16,242	15,374
Total income	1,846,839	1,679,875	1,155,910
Expense:
Operating expenses	56,296	47,706	47,600
Interest expense	368,731	351,368	355,781
Other expense	3,803	1,804	6,229
Total expense	453,940	418,960	425,283
Equity in undistributed net income of subsidiaries and affiliated companies—net	348,297	6,408	589,812
Income before income tax expense	1,741,196	1,267,323	1,320,439
Income tax expense	11,837	390	(5,430)
Net income before attribution of noncontrolling interests	1,729,359	1,266,933	1,325,869
MUFG: | Subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	1,411,925	1,306,837	774,211
Expense:
Interest expense	25,110	18,082	15,673
MUFG: | Banking subsidiaries
Income:
Dividends from subsidiaries and affiliated companies	1,102,632	1,035,465	545,886
MUFG: | Non-banking subsidiaries and affiliated companies
Income:
Dividends from subsidiaries and affiliated companies	309,293	271,372	228,325
MUFG: | Subsidiaries
Income:
Management fees from subsidiaries	41,322	35,633	34,393
Interest income from subsidiaries	¥ 395,318	¥ 374,230	¥ 371,860